UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Hendi Susanto
Chief Investment Officer	Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Portfolio Manager BS, University of Minnesota MS, Massachusetts Institute of Technology MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of The Gabelli Global Utility & Income Trust (the Fund) was 21.6%, compared with a total return of 9.4% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 19.8%. The Fund’s NAV per share was $17.33, while the price of the publicly traded shares closed at $17.31 on the New York Stock Exchange (NYSE). See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Investment Objective and Strategy (Unaudited)

The Gabelli Global Utility & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the first half of 2025, the MSCI World Utilities Index rose 14.25%, thereby outperforming the broader market (MSCI World: +8.59%), with European utilities delivering the strongest gains in the first half of 2025 (MSCI Europe Utilities: +17.81%) after rebounding from 2024 losses. The S&P 500 Utilities Index rose 9.4% versus the S&P 500’s 6.2% gain, with the modest utility outperformance due to rising electricity demand driving increased investor interest in both regulated utilities and merchant generators. While generally insulated from tariffs, utility stocks saw some volatility amid shifting inflation expectations and uncertainty around clean energy tax credits.

Defensive, rate-based utilities outperformed in Q1 during market stress, but risk appetite returned in Q2 as economic data held firm and tariff concerns eased. Our coverage of 61 U.S. regulated utilities delivered a solid 9% median total return, while the four publicly traded merchant power producers (CEG, VST, NRG, TLN) surged 54% on average. In contrast, the three large California utilities (PCG, EIX, SRE) fell 25% on average due to renewed concerns over wildfire liabilities after January’s destructive fires.

In the U.S., the utility investment case is strengthening as electricity demand grows at its fastest pace since the mid-20th century, driven by AI-powered data centers, reshoring of manufacturing, and electrification of transport. Utilities are responding with record capital investment in generation and grid upgrades, often in partnership with hyperscalers like Amazon, Microsoft, and Google. Policymakers remain broadly supportive, creating a favorable backdrop for sustained rate base and earnings growth. Importantly, rising demand allows infrastructure costs to be spread over more kilowatt-hours, helping manage bill impacts. Still, execution risk remains as utilities must finance, build, and manage large-scale infrastructure efficiently. Federal policy momentum also supports the sector, with efforts to streamline nuclear permitting, expand gas-fired capacity, extend coal plant lives, and reduce regulatory bottlenecks.

In Europe, the focus remains on the long-term clean energy transformation, the need for adding scalable renewables and resilient grids to meet Europe’s decarbonization targets. After losing access to cheap Russian pipeline gas, Europe remains sensitive to expensive LNG imports as natural gas still accounts for 20%-25% of Europe’s power generation fuel mix. While gas and electricity prices have declined in 2023–24, prices recovered in 2025 and have stayed well above the pre-war levels. Electricity demand continues to rise more modestly than in the U.S., driven by Europe’s industrial electrification and net-zero goals, but cost inflation and supply chain constraints have slowed the pace of renewable and grid investment. Offshore wind projects have faced cancellations as developers reprice risk and financing costs have increased, and grid vulnerabilities were underscored by a major blackout in Iberia in April 2025.

Lower interest rates offer an added tailwind: the 10-year U.S. Treasury yield fell to 4.23% from 4.58% at 2024 year-end, and markets expect multiple Fed cuts through 2026. Lower yields support utility valuations and reduce financing costs, while utilities’ 3.5% median dividend yield and 9%–11% total return potential enhance their appeal.

Year-to-date, some of the Fund’s top performing stocks were National Fuel Gas (3.7% of total investments as of June 30, 2025), Iberdrola (1.9%; 40.9%), Deutsche Telekom (2.1%; 26.1%), and Enel (1.2%; 36.8%). Portfolio detractors included AES Corp (1.0%; -15.5%), XPLR Infrastructure (0.1%; -54.0%), and Halliburton (0.3%; -23.9%).

Thank you for your investment in The Gabelli Global Utility & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2025 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (5/28/04)
The Gabelli Global Utility & Income Trust (GLU)
NAV Total Return (b)	21.57%	26.81%	9.32%	5.05%	6.82%	5.75%	6.36%
Investment Total Return (c)	19.78	34.73	10.00	7.28	7.13	6.75	6.68
S&P 500 Utilities Index	9.41	23.40	11.14	10.66	11.26	8.75	10.02
Lipper Utility Fund Average	7.50	22.11	11.24	8.71	10.31	8.40	9.44
S&P Global 1200 Utilities Index	16.93	27.27	10.50	9.31	8.55	7.29	8.43

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2025:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	26.5%
Telecommunication Services	9.4%
Food and Beverage	5.5%
Financial Services	5.1%
Natural Gas Integrated	5.1%
Wireless Telecommunication Services	4.9%
Natural Gas Utilities	4.6%
Diversified Industrial	3.4%
Electronics	3.1%
Electric Transmission and Distribution	2.9%
Cable and Satellite	2.6%
Building and Construction	2.6%
Services	2.5%
Aerospace	2.1%
Automotive	2.1%
Independent Power Producers and Energy Traders	2.0%
Specialty Chemicals	2.0%
Water	2.0%
Entertainment	1.8%
Machinery	1.8%
Natural Resources	1.1%
Oil	1.1%
Hotels and Gaming	0.8%
Semiconductors	0.8%
Broadline Retail	0.7%
Alternative Energy	0.6%
U.S. Government Obligations	0.5%
Health Care	0.5%
Metals and Mining	0.5%
Consumer Services	0.4%
Environmental Services	0.4%
Consumer Products	0.3%
Computer Software and Services	0.3%
Computer Hardware	0.0%*
Closed-End Funds	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	ENERGY AND UTILITIES — 51.2%
	Alternative Energy — 0.6%
	Non U.S. Companies
750	Brookfield Renewable Corp.	$19,965	$24,585

	U.S. Companies
7,500	Ormat Technologies Inc.	353,159	628,200
17,250	XPLR Infrastructure LP	179,088	141,450
		552,212	794,235
	Diversified Industrial — 2.4%
	Non U.S. Companies
21,800	Bouygues SA	749,659	986,086
17,700	Jardine Matheson Holdings Ltd.	963,139	850,662

	U.S. Companies
200	Chart Industries Inc.†	27,884	32,930
24,500	Flowserve Corp.	765,576	1,282,575
		2,506,258	3,152,253
	Electric Transmission and Distribution — 2.9%
	Non U.S. Companies
153,500	Algonquin Power & Utilities Corp.	557,028	879,555
1,300	Boralex Inc., Cl. A	26,339	30,205
28,000	Enel Chile SA, ADR	78,326	101,640
9,500	Fortis Inc.	302,339	453,600
650	Fortis Inc., New York	27,053	31,025
700	Orsted AS†	72,899	30,061
18,000	Redeia Corp. SA	198,904	384,836

	U.S. Companies
500	CenterPoint Energy Inc.	14,685	18,370
1,200	Consolidated Edison Inc.	55,894	120,420
700	Sempra	52,206	53,039
5,500	Unitil Corp.	221,661	286,825
12,700	WEC Energy Group Inc.	541,041	1,323,340
		2,148,375	3,712,916
	Energy and Utilities: Integrated — 26.5%
	Non U.S. Companies
140,000	A2A SpA	257,158	376,826
500	Acciona SA	25,414	89,995
2,000	E.ON SE	20,087	36,811
14,000	E.ON SE, ADR	162,822	259,392
17,615	EDP SA	72,719	76,400
9,000	EDP SA, ADR	241,083	391,023
14,500	Electric Power Development Co. Ltd.	274,850	247,297
34,500	Emera Inc.	1,393,876	1,580,400
10,000	Endesa SA	227,012	316,751
157,000	Enel SpA	938,513	1,489,862
4,000	Eni SpA	66,742	64,834
Shares		Cost	Market Value
7,000	Eni SpA, ADR	$189,868	$226,940
225,000	Hera SpA	469,003	1,087,189
15,000	Hokkaido Electric Power Co. Inc.	110,128	78,237
20,000	Hokuriku Electric Power Co.	142,302	99,927
131,100	Iberdrola SA	1,191,896	2,515,653
35,000	Korea Electric Power Corp., ADR	353,743	498,400
21,500	Kyushu Electric Power Co. Inc.	226,267	192,224
12,000	Shikoku Electric Power Co. Inc.	132,963	100,622
10,000	The Chugoku Electric Power Co. Inc.	96,910	49,512
14,000	The Kansai Electric Power Co. Inc.	162,292	166,147
10,000	Tohoku Electric Power Co. Inc.	121,745	72,949
1,800	Verbund AG	29,644	138,138

	U.S. Companies
600	ALLETE Inc.	24,870	38,442
600	Alliant Energy Corp.	29,381	36,282
17,000	Ameren Corp.	716,346	1,632,680
19,700	American Electric Power Co. Inc.	1,749,764	2,044,072
21,500	Avista Corp.	846,353	815,925
600	Black Hills Corp.	15,133	33,660
9,500	Dominion Energy Inc.	397,872	536,940
1,000	DTE Energy Co.	104,795	132,460
9,500	Duke Energy Corp.	470,018	1,121,000
650	Entergy Corp.	35,293	54,028
2,000	Eos Energy Enterprises Inc.†	21,190	10,240
16,000	Evergy Inc.	897,050	1,102,880
17,800	Eversource Energy	1,073,824	1,132,436
380,000	Gulf Coast Ultra Deep Royalty Trust†	9,538	11,780
10,000	Hawaiian Electric Industries Inc.†	102,826	106,300
7,200	MGE Energy Inc.	159,344	636,768
19,380	NextEra Energy Inc.	504,933	1,345,359
35,500	NiSource Inc.	278,644	1,432,070
11,000	Northwestern Energy Group Inc.	336,011	564,300
2,000	NRG Energy Inc.	42,485	321,160
34,000	OGE Energy Corp.	420,477	1,508,920
10,000	Otter Tail Corp.	303,345	770,900
13,500	PG&E Corp.	123,176	188,190
13,700	Pinnacle West Capital Corp.	662,487	1,225,739
39,500	Portland General Electric Co.	1,630,579	1,604,885

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
9,900	PPL Corp.	$293,275	$335,511
14,500	Public Service Enterprise Group Inc.	530,483	1,220,610
17,400	The Southern Co.	551,372	1,597,842
24,200	TXNM Energy Inc.	1,143,827	1,362,944
18,000	Xcel Energy Inc.	307,151	1,225,800
		20,688,879	34,305,652
	Environmental Services — 0.4%
	Non U.S. Companies
13,800	Veolia Environnement SA	237,844	491,735

	Independent Power Producers and Energy Traders — 2.0%
	Non U.S. Companies
10,000	Chubu Electric Power Co. Inc.	149,071	123,676
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	38,726
560,000	Huaneng Power International Inc., Cl. H	389,439	360,971
2,700	RWE AG	97,243	112,684

	U.S. Companies
120,000	The AES Corp.	1,638,979	1,262,400
3,600	Vistra Corp.	89,470	697,716
		2,423,812	2,596,173
	Natural Gas Integrated — 5.1%
	Non U.S. Companies
80,000	Snam SpA	288,733	484,562
900	TC Energy Corp.	43,538	43,911

	U.S. Companies
500	DT Midstream Inc.	18,197	54,955
29,000	Kinder Morgan Inc.	361,601	852,600
56,500	National Fuel Gas Co.	2,682,732	4,786,115
4,000	ONEOK Inc.	0	326,520
		3,394,801	6,548,663
	Natural Gas Utilities — 4.6%
	Non U.S. Companies
1,000	Engie SA	15,461	23,471
9,500	Engie SA, ADR	236,243	223,060
20,000	Italgas SpA	95,538	169,625
100,730	National Grid plc	964,041	1,467,704
1,500	National Grid plc, ADR	83,782	111,615

	U.S. Companies
5,500	Atmos Energy Corp.	136,030	847,605
1,200	Chesapeake Utilities Corp.	38,565	144,264
12,500	MDU Resources Group Inc.	135,738	208,375
Shares		Cost	Market Value
1,000	ONE Gas Inc.	$30,631	$71,860
10,000	RGC Resources Inc.	199,760	223,800
18,700	Southwest Gas Holdings Inc.	1,021,233	1,391,093
2,000	Spire Inc.	70,415	145,980
24,200	UGI Corp.	788,921	881,364
		3,816,358	5,909,816
	Natural Resources — 1.1%
	Non U.S. Companies
14,000	Cameco Corp.	163,641	1,039,220
100	Linde plc	29,983	46,918

	U.S. Companies
6,800	APA Corp.	157,936	124,372
1,800	Diamondback Energy Inc.	86,832	247,320
		438,392	1,457,830
	Oil — 1.1%
	Non U.S. Companies
13,500	BP plc, ADR	435,879	404,055
10,000	Petroleo Brasileiro SA - Petrobras, ADR	83,744	125,100
16,000	PrairieSky Royalty Ltd.	270,782	277,525
7,200	Shell plc, ADR	297,934	506,952

	U.S. Companies
1,000	ConocoPhillips	28,509	89,740
		1,116,848	1,403,372
	Services — 2.5%
	Non U.S. Companies
27,200	ABB Ltd., ADR	527,524	1,623,024
23,000	Enbridge Inc.	485,412	1,042,360
180	South Bow Corp.	3,829	4,664

	U.S. Companies
20,000	Halliburton Co.	359,541	407,600
8,000	Innovex International Inc.†	158,609	124,960
		1,534,915	3,202,608
	Water — 2.0%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	37,424	54,925
4,700	Consolidated Water Co. Ltd.	54,484	141,094
40,000	Fluence Corp. Ltd.†	9,946	1,027
32,000	Severn Trent plc	846,863	1,200,904
35,000	United Utilities Group plc	346,011	548,408

	U.S. Companies
500	Artesian Resources Corp., Cl. A	18,961	16,780
5,000	California Water Service Group	70,680	227,400

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Water (Continued)
	U.S. Companies (Continued)
6,500	Essential Utilities Inc.	$77,877	$241,410
1,200	H2O America	74,873	62,364
1,000	Middlesex Water Co.	17,172	54,180
		1,554,291	2,548,492
	TOTAL ENERGY AND UTILITIES	40,412,985	66,123,745

	OTHER — 29.6%
	Aerospace — 2.1%
	Non U.S. Companies
100,000	Rolls-Royce Holdings plc	216,047	1,328,176

	U.S. Companies
9,200	AAR Corp.†	244,076	632,868
3,000	General Electric Co.	140,244	772,170
		600,367	2,733,214
	Automotive — 2.1%
	Non U.S. Companies
350	Ferrari NV	13,357	171,759
75,000	Iveco Group NV	472,983	1,475,382
32,000	Traton SE	563,582	1,037,350

	U.S. Companies
500	General Motors Co.	26,765	24,605
		1,076,687	2,709,096
	Broadline Retail — 0.7%
	Non U.S. Companies
1,500	Naspers Ltd., Cl. N	272,365	467,306
7,500	Prosus NV	296,977	419,380
		569,342	886,686
	Building and Construction — 2.6%
	Non U.S. Companies
500	Amrize Ltd.†	27,144	24,942
1,000	CRH plc	53,820	91,800
500	Holcim AG	29,788	37,116
1,400	Sika AG	202,768	380,062

	U.S. Companies
1,200	Arcosa Inc.	49,995	104,052
23,800	AZZ Inc.	893,768	2,248,624
3,125	Everus Construction Group Inc.†	115,489	198,531
400	Herc Holdings Inc.	53,778	52,676
2,500	Knife River Corp.†	88,197	204,100
		1,514,747	3,341,903
Shares		Cost	Market Value
	Computer Hardware — 0.0%
	U.S. Companies
300	Dell Technologies Inc., Cl. C	$14,317	$36,780

	Computer Software and Services — 0.3%
	Non U.S. Companies
550	Check Point Software Technologies Ltd.†	103,521	121,688

	U.S. Companies
150	Global Payments Inc.	16,751	12,006
2,100	Kyndryl Holdings Inc.†	35,476	88,116
3,800	N-able Inc.†	46,603	30,780
500	Oracle Corp.	57,855	109,315
		260,206	361,905
	Consumer Products — 0.3%
	Non U.S. Companies
15,000	Essity AB, Cl. B	448,149	415,394
3,000	Salvatore Ferragamo SpA†	35,193	17,669
		483,342	433,063
	Consumer Services — 0.4%
	U.S. Companies
23,000	Matthews International Corp., Cl. A	507,042	549,930

	Diversified Industrial — 1.0%
	Non U.S. Companies
1,750	Accelleron Industries AG, ADR	25,201	122,815
1,300	Velan Inc.	7,713	14,033
5,500	Vestas Wind Systems A/S	106,905	82,512

	U.S. Companies
500	Corning Inc.	18,370	26,295
4,000	GATX Corp.	152,286	614,240
17,000	Trinity Industries Inc.	355,991	459,170
		666,466	1,319,065
	Electronics — 3.1%
	Non U.S. Companies
40,000	Kyocera Corp.	573,775	481,511
9,600	Landis+Gyr Group AG	619,836	672,708
1,000	Signify NV	34,849	27,069
102,000	Sony Group Corp., ADR	910,349	2,655,060

	U.S. Companies
200	Badger Meter Inc.	23,705	48,990
2,817	Kimball Electronics Inc.†	60,834	54,171
1,000	Proto Labs Inc.†	45,745	40,040
		2,269,093	3,979,549

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services — 5.1%
	Non U.S. Companies
1,125	Brookfield Asset Management Ltd., Cl. A	$5,535	$62,190
4,500	Brookfield Corp.	30,053	278,325
54,500	Commerzbank AG	289,323	1,719,230
10,000	Janus Henderson Group plc	219,938	388,400
2,500	Kinnevik AB, Cl. A	24,824	24,998
135,000	Orascom Financial Holding SAE†	17,937	1,592
100,000	Resona Holdings Inc.	498,028	924,968
27,000	UBS Group AG	317,483	913,140
18,000	UBS Group AG	213,738	609,112

	U.S. Companies
400	Bank of America Corp.	10,775	18,928
15,000	The Bank of New York Mellon Corp.	608,753	1,366,650
350	The Goldman Sachs Group Inc.	57,800	247,712
		2,294,187	6,555,245
	Food and Beverage — 5.5%
	Non U.S. Companies
100	Chocoladefabriken Lindt & Spruengli AG	506,195	1,682,526
35,000	Davide Campari-Milano NV	160,447	235,413
7,000	Diageo plc, ADR	786,775	705,880
5,400	Fomento Economico Mexicano SAB de CV, ADR	419,132	556,092
6,000	Heineken NV	406,982	523,151
600	Kerry Group plc, Cl. A	65,702	64,599
20,000	Kikkoman Corp.	208,438	185,827
45,800	Maple Leaf Foods Inc.	868,770	954,174
10,000	Nestlé SA	718,339	993,509
2,000	Pernod Ricard SA	223,358	199,309
2,200	Remy Cointreau SA	172,114	112,263
11,000	Yakult Honsha Co. Ltd.	228,966	207,198

	U.S. Companies
10,000	McCormick & Co. Inc., Non-Voting	352,792	758,200
		5,118,010	7,178,141
	Health Care — 0.5%
	U.S. Companies
26,500	Pfizer Inc.	828,478	642,360

	Hotels and Gaming — 0.8%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	84,349
Shares		Cost	Market Value
350,000	Mandarin Oriental International Ltd.	$577,699	$668,500
350,000	The Hongkong & Shanghai Hotels Ltd.†	411,756	245,225
		1,132,519	998,074
	Machinery — 1.8%
	Non U.S. Companies
154,500	CNH Industrial NV	1,185,310	2,002,320

	U.S. Companies
32,500	Twin Disc Inc.	313,661	286,975
		1,498,971	2,289,295
	Metals and Mining — 0.5%
	U.S. Companies
14,500	Freeport-McMoRan Inc.	500,979	628,575

	Semiconductors — 0.8%
	Non U.S. Companies
3,200	First Sensor AG	101,231	218,627
1,873	GLOBALFOUNDRIES Inc.†	69,043	71,549
600	NXP Semiconductors NV	108,444	131,094

	U.S. Companies
1,500	Advanced Micro Devices Inc.†	189,185	212,850
800	Axcelis Technologies Inc.†	59,404	55,752
890	Broadcom Inc.	161,330	245,328
2,640	SkyWater Technology Inc.†	23,192	25,978
400	SolarEdge Technologies Inc.†	41,986	8,160
50	Texas Instruments Inc.	8,808	10,381
100	Universal Display Corp.	17,200	15,446
		779,823	995,165
	Specialty Chemicals — 2.0%
	Non U.S. Companies
1,800	Axalta Coating Systems Ltd.†	45,015	53,442
500	Givaudan SA	1,263,616	2,420,443

	U.S. Companies
1,600	Rogers Corp.†	150,394	109,568
		1,459,025	2,583,453
	TOTAL OTHER	21,573,601	38,221,499

	COMMUNICATION SERVICES — 18.7%
	Cable and Satellite — 2.6%
	Non U.S. Companies
13,000	Cogeco Inc.	375,499	641,814
180,000	Grupo Televisa SAB, ADR	601,360	394,200
75,000	ITV plc	110,155	84,881
50,000	Liberty Latin America Ltd., Cl. A†	485,757	305,000

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATION SERVICES (Continued)
	Cable and Satellite (Continued)
	Non U.S. Companies (Continued)
3,632	Liberty Latin America Ltd., Cl. C†	$25,925	$22,591
42,000	Rogers Communications Inc., Cl. B	1,669,377	1,245,720

	U.S. Companies
200	Charter Communications Inc., Cl. A†	42,288	81,762
14,500	Comcast Corp., Cl. A	415,424	517,505
3,000	EchoStar Corp., Cl. A†	31,079	83,100
168	Liberty Broadband Corp., Cl. B†	8,321	16,422
		3,765,185	3,392,995
	Entertainment — 1.8%
	Non U.S. Companies
41,800	JCDecaux SE	879,500	763,193
24,000	Manchester United plc, Cl. A†	375,718	427,440
41,000	Ollamani SAB†	142,559	109,249

	U.S. Companies
18,000	Fox Corp., Cl. B	579,508	929,340
10,000	Warner Bros Discovery Inc.†	89,467	114,600
		2,066,752	2,343,822
	Telecommunication Services — 9.4%
	Non U.S. Companies
32,000	BCE Inc.	1,296,260	709,440
103,000	BT Group plc, Cl. A	329,546	273,929
23,500	Deutsche Telekom AG	414,338	857,306
52,000	Deutsche Telekom AG, ADR	842,656	1,902,680
17,500	Eurotelesites AG†	84,073	104,720
11,000	Itissalat Al-Maghrib	175,871	129,575
445,000	Koninklijke KPN NV	1,318,598	2,168,041
31,000	Liberty Global Ltd., Cl. A†	310,154	310,310
5,000	Orange SA, ADR	59,301	75,950
60,000	Pharol SGPS SA†	9,134	4,311
17,000	Proximus SA	246,005	165,408
7,500	Sunrise Communications AG, Cl. A	346,844	422,711
1,100	Swisscom AG	351,734	779,822
200,000	Telecom Italia SpA†	76,065	98,618
17,000	Telefonica Brasil SA, ADR	207,750	193,800
230,000	Telefonica Deutschland Holding AG	638,927	620,697
80,000	Telefonica SA, ADR	364,340	418,400
70,000	Telekom Austria AG	522,065	795,705
46,000	Telesat Corp.†	489,855	1,124,240
Shares		Cost	Market Value
5,000	TELUS Corp.	$77,636	$80,301

	U.S. Companies
7,500	Anterix Inc.†	249,841	192,375
4,000	AT&T Inc.	82,758	115,760
1,000	Cisco Systems Inc.	41,420	69,380
100	Motorola Solutions Inc.	23,512	42,046
10,430	Shenandoah Telecommunications Co.	138,602	142,474
9,600	Verizon Communications Inc.	461,904	415,392
		9,159,189	12,213,391
	Wireless Telecommunication Services — 4.9%
	Non U.S. Companies
3,000	America Movil SAB de CV, ADR	43,419	53,820
5,000	Infrastrutture Wireless Italiane SpA	53,486	61,136
31,000	Millicom International Cellular SA	646,676	1,161,570
75,000	Orange Belgium SA†	1,825,092	1,488,634
27,000	Orascom Investment Holding, GDR†(a)	20,022	378
5,400	SK Telecom Co. Ltd., ADR	178,110	126,090
28,000	Turkcell Iletisim Hizmetleri A/S, ADR	157,148	169,400
10,000	VEON Ltd., ADR†	212,978	460,700
115,000	Vodafone Group plc, ADR	1,336,191	1,225,900

	U.S. Companies
15,000	Telephone and Data Systems Inc.	175,288	533,700
800	T-Mobile US Inc.	18,155	190,608
12,500	United States Cellular Corp.†	357,986	799,625
1,600	Vimeo Inc.†	23,388	6,464
		5,047,939	6,278,025
	TOTAL COMMUNICATION SERVICES	20,039,065	24,228,233

	TOTAL COMMON STOCKS	82,025,651	128,573,477

	CLOSED-END FUNDS — 0.0%
10,000	Altaba Inc., Escrow†	0	13,500

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	$7,425	$31,065

	OTHER — 0.0%
	Diversified Industrial — 0.0%
	Non U.S. Companies
1,250	SDCL EDGE Acquisition Corp., expire 12/31/28†	451	38

	TOTAL WARRANTS	7,876	31,103

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$655,000	U.S. Treasury Bills, 4.243% to 4.285%††, 08/21/25 to 09/25/25	650,029	649,970

TOTAL INVESTMENTS — 100.0%		$82,683,556	129,268,050

Other Assets and Liabilities (Net)			389,836

PREFERRED SHARES (518,489 preferred shares outstanding)			(25,924,450)

NET ASSETS — COMMON SHARES (5,984,529 common shares outstanding)			$103,733,436

NET ASSET VALUE PER COMMON SHARE ($103,733,436 ÷ 5,984,529 shares outstanding)			$17.33

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Geographic Diversification	% of Total Investments	Market Value
North America	53.0%	$68,539,889
Europe	38.6	49,941,313
Japan	4.3	5,585,154
Asia/Pacific	2.2	2,872,923
Latin America	1.4	1,729,920
South Africa	0.4	467,306
Africa/Middle East	0.1	131,545
Total Investments	100.0%	$129,268,050

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $82,683,556)	$129,268,050
Foreign currency, at value (cost $9,524)	9,757
Dividends and interest receivable	559,281
Deferred offering expense	52,199
Prepaid expenses	30,939
Total Assets	129,920,226
Liabilities:
Payable to bank	12,879
Distributions payable	14,836
Payable for investment advisory fees	52,505
Payable for payroll expenses	39,580
Payable for offering costs	34,959
Payable for accounting fees	7,500
Payable for legal and audit fees	37,148
Payable for shareholder communications	34,073
Payable for custodian fees	20,090
Other accrued expenses	8,770
Total Liabilities	262,340
Preferred Shares:
Series A Cumulative Preferred Shares (3.800%, $50 liquidation value per share, $0.001 par value, 1,200,000 shares authorized with 18,314 shares issued and outstanding)	915,700
Series B Cumulative Preferred Shares (5.200%, $50 liquidation value per share, $0.001 par value,1,370,433 shares authorized with 500,175 shares issued and outstanding)	25,008,750
Total Preferred Shares	25,924,450
Net Assets Attributable to Common Shareholders	$103,733,436

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$62,674,057
Total distributable earnings	41,059,379
Net Assets	$103,733,436

Net Asset Value per Common Share:
($103,733,436 ÷ 5,984,529 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$17.33

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $152,977)	$2,176,128
Interest	5,332
Total Investment Income	2,181,460
Expenses:
Investment advisory fees	302,143
Shelf offering expense	84,529
Payroll expenses	77,223
Legal and audit fees	49,451
Shareholder communications expenses	45,799
Trustees’ fees	33,633
Accounting fees	22,500
Shareholder services fees	21,452
Custodian fees	18,726
Interest expense	44
Miscellaneous expenses	26,538
Total Expenses	682,038
Less:
Expenses paid indirectly by broker (See Note 5)	(1,590)
Net Expenses	680,448
Net Investment Income	1,501,012

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	1,662,525
Net realized gain on foreign currency transactions	678
Net realized gain on investments and foreign currency transactions	1,663,203
Net change in unrealized appreciation/depreciation:
on investments	16,228,863
on foreign currency translations	30,879
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	16,259,742
Net Realized and Unrealized Gain on Investments and Foreign Currency	17,922,945
Net Increase in Net Assets Resulting from Operations	19,423,957
Total Distributions to Preferred Shareholders	(670,033)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$18,753,924

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
Operations:
Net investment income	$1,501,012		$2,662,646
Net realized gain/(loss) on investments and foreign currency transactions	1,663,203		(207,872)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	16,259,742		6,068,935
Net Increase in Net Assets Resulting from Operations	19,423,957		8,523,709

Distributions to Preferred Shareholders from Accumulated Earnings	(670,033	)*	(1,805,978)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	18,753,924		6,717,731

Distributions to Common Shareholders:
Accumulated earnings	(2,188,329	)*	(982,634)
Return of capital	(1,399,095	)*	(6,180,973)
Total Distributions to Common Shareholders	(3,587,424)		(7,163,607)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	150,813		97,816
Net increase in net assets from repurchase of preferred shares	—		13,813
Net Increase in Net Assets from Fund Share Transactions	150,813		111,629

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	15,317,313		(334,247)

Net Assets Attributable to Common Shareholders:
Beginning of year	88,416,123		88,750,370
End of period	$103,733,436		$88,416,123

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023	2022	2021	2020
Operating Performance:
Net asset value, beginning of year	$14.80		$14.87		$15.89	$21.01	$19.47	$20.43
Net investment income	0.25		0.45		0.65	0.48	0.50	0.40
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	3.00		0.98		(0.03)	(3.77)	2.72	0.32
Total from investment operations	3.25		1.43		0.62	(3.29)	3.22	0.72

Distributions to Preferred Shareholders: (a)
Net investment income	(0.06	)*	(0.30)		(0.44)	(0.19)	(0.26)	(0.42)
Net realized gain	(0.06	)*	—		—	(0.24)	(0.22)	—
Return of capital	—		—		—	—	—	(0.06)
Total distributions to preferred shareholders	(0.12)		(0.30)		(0.44)	(0.43)	(0.48)	(0.48)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3.13		1.13		0.18	(3.72)	2.74	0.24

Distributions to Common Shareholders:
Net investment income	(0.19	)*	(0.16)		(0.23)	(0.28)	(0.25)	—
Net realized gain	(0.18	)*	—		—	(0.37)	(0.22)	—
Return of capital	(0.23	)*	(1.04)		(0.97)	(0.55)	(0.73)	(1.20)
Total distributions to common shareholders	(0.60)		(1.20)		(1.20)	(1.20)	(1.20)	(1.20)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—		—	(0.15)	—	—
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	(0.00	)(b)	(0.00	)(b)	—	0.00 (b)	0.00 (b)	0.00 (b)
Increase in net asset value from repurchase of preferred shares	—		0.00	(b)	0.00 (b)	0.01	0.00 (b)	—
Offering expenses charged to paid-in capital	—		—		—	(0.06)	—	—
Total Fund share transactions	(0.00	)(b)	0.00	(b)	0.00 (b)	(0.20)	0.00 (b)	—

Net Asset Value Attributable to Common Shareholders, End of Period	$17.33		$14.80		$14.87	$15.89	$21.01	$19.47
NAV total return †	21.57%		7.72%		1.18%	(18.21)%	14.30%	2.33%
Market value, end of period	$17.31		$15.00		$13.18	$14.08	$21.05	$18.42
Investment total return ††	19.78%		23.52%		1.99%	(26.98)%	21.23%	4.86%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$129,658		$114,583		$126,988	$156,134	$174,859	$169,245
Net assets attributable to common shares, end of period (in 000’s)	$103,733		$88,416		$88,750	$94,829	$112,929	$104,632
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.18	%(c)	2.94%		4.23%	2.75%	2.40%	2.29%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.44	%(c)	1.48%		1.45%	1.35%	1.39%	1.39%
Portfolio turnover rate	1%		4%		3%	6%	10%	27%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$916	$916	$1,017	$1,054	$1,626	$1,711
Total shares outstanding (in 000’s)	18	18	20	21	33	34
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$47.22	$46.88	$48.03	$48.08	$46.44	$45.94
Asset coverage per share (h)	$250.07	$218.95	$166.05	$127.34	$141.18	$130.97

Series B Preferred
Liquidation value, end of period (in 000’s)	$25,009	$25,251	$37,221	$60,251	$60,303	$62,901
Total shares outstanding (in 000’s)	500	505	744	1,205	1,206	1,258
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$50.39	$50.24	$49.91	$50.25	$51.67	$51.66
Asset coverage per share (h)	$250.07	$218.95	$166.05	$127.34	$141.18	$130.97
Asset Coverage (i)	500%	438%	332%	255%	282%	262%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense in all periods presented, there was no material impact on the expense ratios.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2025, and the years ended December 31, 2024, 2023, 2022, 2021, and 2020, would have been 1.13%, 1.07%, 0.88%, 0.83%, 0.89%, and 0.82%, respectively.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the Fund) was organized on March 8, 2004 as a Delaware statutory trust. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund commenced investment operations on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages its operations under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services
Cable and Satellite	$3,376,573	$16,422	—	$3,392,995
Telecommunication Services	11,592,694	620,697	—	12,213,391
Wireless Telecommunication Services	6,277,647	—	$378	6,278,025
Other Industries (b)	2,343,822	—	—	2,343,822
Energy and Utilities (b)	66,123,745	—	—	66,123,745
Other (b)	38,221,499	—	—	38,221,499
Total Common Stocks	127,935,980	637,119	378	128,573,477
Closed-End Funds	—	13,500	—	13,500
Warrants (b)	31,065	38	—	31,103
U.S. Government Obligations	—	649,970	—	649,970
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$127,967,045	$1,300,627	$378	$129,268,050

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2025, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 3.800% Series A Cumulative Preferred Shares (Series A Preferred) and 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$982,634	$1,805,978
Return of capital	6,180,973	–
Total distributions paid	$7,163,607	$1,805,978

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period.

Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$11,255
Long term capital loss carryforward with no expiration	4,390,324
Total capital loss carryforwards	$4,401,579

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$83,829,207	$51,091,742	$(5,652,899)	$45,438,843

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $910,506 and $6,992,316, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $973 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,590.

During the six months ended June 30, 2025, the Gabelli Global Utility & Income Trust engaged in sales transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $414,995 in sales transactions, with a realized loss of $213,029.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

from affiliates of the Adviser). During the six months ended June 30, 2025, the Fund accrued $77,223 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit of up to $20,000,000 under which it may borrow from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate or one-month Secured Overnight Financing Rate (SOFR) in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025 there were no borrowings under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund did not repurchase and retire any common shares in the open market.

On May 12, 2022, the Fund distributed one transferable right for each of the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of offering expenses of $315,000. The NAV of the Fund decreased by $0.15 per share on the day the additional shares were issued due to the shares being issued below NAV.

For the six months ended June 30, 2025 and the year ended December 31, 2024, transactions in common stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	9,380	$150,813	6,238	$97,816

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2025, the Fund had an effective shelf registration authorizing the issuance of $150 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2025 the Fund did not repurchase and retire any Series A Preferred, and during the year ended December 2024, the Fund repurchased and retired 2,035 of the Series A Preferred Shares in the open market at an investment of $87,487 and at an average discount of approximately 14.04% from its liquidation preference.

On December 11, 2023, the Board approved June 26, 2024 as an additional put date for the Series B Preferred, and on March 16, 2025 the Board approved December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027 as additional put dates for the Series B Preferred. Each Series B Preferred shareholder had the right to put their shares to the Fund in each of the 60-day periods ending December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027, after which the Series B preferred becomes perpetual. After proper notification is given, the Series B preferred shares are callable at the liquidation value of $50 per share plus accrued dividends.

On December 26, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred that were properly submitted for redemption during the 30-day period prior to December 26, 2021 at their liquidation value of $50 per share plus any accumulated and unpaid dividends. On January 8, 2022, the fund repurchased 1,048 shares of Series B Preferred at their liquidation preference of $50 per share.

On December 26, 2023, the Fund redeemed and retired 460,602 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2023 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2024, the Fund redeemed and retired 119,802 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On December 26, 2024, the Fund redeemed and retired 119,595 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2025, the Fund redeemed and retired 4,839 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2025 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
A 3.800%	April 11, 2013	1,200,000	18,314	$70,286,465	Fixed Rate	3.800%	$387
B 5.200%	December 19, 2018	1,370,433	500,175	81,988,557	Fixed Rate	5.200%	$14,450

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2025, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 12, 2025 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2025. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Vincent D. Enright and Michael J. Melarkey as Trustees of the Fund, with a total 5,184,136 votes and 5,181,476 votes cast in favor of these Trustees, and a total of 72,761 votes and 75,421 votes withheld for these Trustees, respectively, and elected Eileen Cheigh Nakamura as a Trustee of the Fund, with 5,169,995 votes cast for this Trustee and 86,902 votes withheld for this Trustee.

Calgary Avansino, James P. Conn, Leslie F. Foley, Nicolas W. Platt, Salvatore M. Salibello, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Leslie F. Foley
Attorney,
Addison Gallery of American Art

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Eileen Cheigh Nakamura
Former Vice President,
Pfizer, Inc.

Nicolas W. Platt
Former Managing Director,
FTI Consulting Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Adam E. Tokar
Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2025

GABELLI
FUNDS

THE GABELLI GLOBAL UTILITY & INCOME TRUST

GLU

Semiannual Report
June 30, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 13, 2025, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2024 against a peer group of ten other utility and infrastructure funds selected by the Adviser (the “Adviser Peer Group”). The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-year period, and the fourth quartile three-, five- and ten-year periods for the Adviser Peer Group. The Independent Board Members also noted, based on the Fund’s unique strategy, the difficulties associated with identifying peer group funds for comparison purposes. In this regard the Independent Board Members considered the Fund’s comparative performance, on both an NAV and market price basis, against its benchmarks as set forth in the Fund’s 2024 annual report and discussed earlier in the Meeting, and considered the long-term performance of the Fund relative to the S&P 500 Utilities Index, Lipper Utility Fund Average and S&P Global 1200 Utilities Index. The Board noted that the Finally, the Independent Board Members discussed specific factors related to the Fund’s investment performance, including the economic factors that have impacted Fund performance, and noted that they had engaged in an extensive discussion with the Adviser on the Fund’s investment portfolio and the Fund’s absolute returns, as well as the Adviser’s outlook on the utilities industry, and its plans and strategies to improve performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s effective management fee was lower than the Adviser Peer Group average. The Independent Board Members noted that the Fund had the lowest effective management fee rate among the closed-end funds in the Adviser Peer Group. The Independent Board Members all noted that the Fund’s total expense ratio was above average for the Adviser Peer Group, but that the Fund’s size was below average within the Adviser Peer Group. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment management fee was below average.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services and an acceptable performance record within its relatively conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2025 through 01/31/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,976,736 Preferred Series A – 18,314 Preferred Series B – 505,014
Month #2 02/01/2025 through 02/28/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,978,272 Preferred Series A – 18,314 Preferred Series B – 505,014

Month #3 03/01/2025 through 03/31/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,979,750 Preferred Series A – 18,314 Preferred Series B – 505,014
Month #4 04/01/2025 through 04/30/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,981,368 Preferred Series A – 18,314 Preferred Series B – 505,014
Month #5 05/01/2025 through 05/31/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,982,965 Preferred Series A – 18,314 Preferred Series B – 505,014
Month #6 06/01/2025 through 06/30/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,984,529 Preferred Series A – 18,314 Preferred Series B – 500,175
Total	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.